PGIM Global Total Return USD Hedged Fund Investment Strategy - PGIM Global Total Return USD Hedged Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks investments that will increase in value, as well as pay the Fund interest and other income. The Fund may invest in countries anywhere in the world, and normally invests at least 65% of its total assets in income-producing debt securities of U.S. and foreign corporations and governments, supranational organizations, semi-governmental entities or government agencies, authorities or instrumentalities, investment-grade U.S. or foreign mortgage-related securities, asset backed securities (including collateralized debt obligations and collateralized loan obligations) and U.S. or foreign short-term and long-term bank debt securities or bank deposits. Under normal circumstances, the Fund invests at least 40% of its investable assets in foreign securities, including emerging market securities. The Fund's investments in foreign securities may be lower if conditions are not favorable, but such investments may not be lower than 30% of the Fund's investable assets. It is possible that conditions that are not favorable (and foreign securities exposure as low as 30%) may occur periodically and continue for extended periods of time. The Fund can invest in securities of developed countries and in developing or emerging market countries that the subadviser believes are stable. The Fund generally considers emerging market countries to be countries included in the JP Morgan Emerging Markets Bond Index Global Diversified Index, the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, the JP Morgan Emerging Local Markets Index Plus or the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. The Fund may invest in debt securities that are denominated in U.S. dollars or foreign currencies. The Fund may invest up to 35% of its total assets in speculative, lower-rated securities, also known as “junk” bonds, and unrated securities, including unrated securities that the subadviser determines are of comparable quality to below investment grade securities. The Fund may invest in bonds of any duration. Duration measures the potential volatility of the price of a portfolio of bonds prior to maturity. The Fund also uses derivatives to manage its duration. In addition, under normal market conditions the Fund maintains at least 80% of its net assets in U.S. dollar currency exposure. The subadviser currently expects to hedge all or a portion of the Fund’s foreign currency exposure. The Fund’s currency exposure will include investments in derivatives. The Fund may invest up to 25% of its net assets in derivative instruments, including futures, options, options on futures, foreign currency forward contracts, and swaps, to manage its foreign currency exposure, to hedge against losses, to try to improve returns or to reduce (“hedge”) investment risks. The subadviser’s approach to global investing focuses on country and currency selection. The subadviser looks at fundamentals to identify relative value. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer as well as an assessment of the issuer’s corporate governance (e.g., ownership structures and board effectiveness). The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.